Share-Based Payments - Summary of Recognized Share Based Payment Expenses (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure Of Detailed Information About Recognized Share Based Payment Expenses [Abstract]
Director and employee services received	$ 5,084,613	$ 5,834,686	$ 5,251,572